Note 40 - Fee and commission income and expenses - Fee And Commission Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee And Commission Income Expenses
Credit and debit cards	€ 1,502	€ 1,458	€ 1,334
Transfers and other payment orders Expenses	96	102	102
Commissions for selling insurance	48	60	63
Other fee and commissions	607	610	587
Total Fee and commission expense (Income Statement)	€ (2,253)	€ (2,229)	€ (2,086)